Reserves for Losses and Adjustment Expenses Short-duration Insurance Contracts, Claims by Accident Year (Details)	Dec. 31, 2024 USD ($) Integer	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Claims Development [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	$ 4,116,600,000	$ 3,629,600,000
Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,816,400,000
Cumulative paid claims and allocated claim adjustment expense, Net	1,547,500,000
All outstanding liabilities for 2015 and subsequent years, net of reinsurance	268,900,000
All outstanding liabilities before 2015, net of reinsurance	0
Liability for claims and claim adjustment expenses, net of reinsurance	268,900,000	270,800,000
Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,477,200,000
Cumulative paid claims and allocated claim adjustment expense, Net	721,200,000
All outstanding liabilities for 2015 and subsequent years, net of reinsurance	756,000,000.0
All outstanding liabilities before 2015, net of reinsurance	0
Liability for claims and claim adjustment expenses, net of reinsurance	756,000,000.0	636,500,000
Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,434,400,000
Cumulative paid claims and allocated claim adjustment expense, Net	1,213,100,000
All outstanding liabilities for 2015 and subsequent years, net of reinsurance	221,300,000
All outstanding liabilities before 2015, net of reinsurance	0
Liability for claims and claim adjustment expenses, net of reinsurance	221,300,000	194,500,000
Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	2,338,700,000
Cumulative paid claims and allocated claim adjustment expense, Net	1,357,400,000
All outstanding liabilities for 2015 and subsequent years, net of reinsurance	981,300,000
All outstanding liabilities before 2015, net of reinsurance	0
Liability for claims and claim adjustment expenses, net of reinsurance	981,300,000	837,600,000
Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	2,925,200,000
Cumulative paid claims and allocated claim adjustment expense, Net	2,364,600,000
All outstanding liabilities for 2015 and subsequent years, net of reinsurance	560,600,000
All outstanding liabilities before 2015, net of reinsurance	0
Liability for claims and claim adjustment expenses, net of reinsurance	560,600,000	562,300,000
Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	1,691,100,000
Cumulative paid claims and allocated claim adjustment expense, Net	805,200,000
All outstanding liabilities for 2015 and subsequent years, net of reinsurance	885,900,000
All outstanding liabilities before 2015, net of reinsurance	0
Liability for claims and claim adjustment expenses, net of reinsurance	885,900,000	733,600,000
Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	2,339,100,000
Cumulative paid claims and allocated claim adjustment expense, Net	1,896,500,000
All outstanding liabilities for 2015 and subsequent years, net of reinsurance	442,600,000
All outstanding liabilities before 2015, net of reinsurance	0
Liability for claims and claim adjustment expenses, net of reinsurance	442,600,000	394,300,000
Accident Year 2015 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	192,300,000	192,300,000	$ 192,300,000	$ 192,300,000	$ 196,300,000	$ 199,400,000	$ 198,800,000	$ 196,500,000	$ 201,700,000	$ 236,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	11,558
Cumulative paid claims and allocated claim adjustment expense, Net	$ 192,300,000	192,300,000	192,300,000	192,300,000	191,300,000	192,600,000	176,400,000	167,400,000	140,200,000	56,700,000
Accident Year 2015 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	178,900,000	178,900,000	178,900,000	255,600,000	230,300,000	232,000,000.0	199,400,000	182,300,000	219,800,000	199,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	4,843
Cumulative paid claims and allocated claim adjustment expense, Net	$ 178,900,000	178,900,000	178,900,000	178,900,000	165,000,000.0	136,200,000	91,000,000.0	55,700,000	16,600,000	3,100,000
Accident Year 2015 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	266,000,000.0	266,000,000.0	266,000,000.0	317,200,000	309,900,000	307,200,000	283,600,000	278,700,000	296,000,000.0	294,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	4,079
Cumulative paid claims and allocated claim adjustment expense, Net	$ 266,000,000.0	266,000,000.0	266,000,000.0	267,500,000	255,800,000	220,100,000	192,200,000	172,600,000	122,200,000	44,500,000
Accident Year 2015 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	144,400,000	144,400,000	144,400,000	195,800,000	183,000,000.0	188,000,000.0	187,000,000.0	183,100,000	173,000,000.0	171,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,082
Cumulative paid claims and allocated claim adjustment expense, Net	$ 144,400,000	144,400,000	144,400,000	150,100,000	137,700,000	108,800,000	88,700,000	69,700,000	43,200,000	13,600,000
Accident Year 2015 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	151,900,000	151,900,000	151,900,000	173,000,000.0	166,900,000	166,800,000	151,400,000	171,500,000	181,100,000	206,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,045
Cumulative paid claims and allocated claim adjustment expense, Net	$ 151,900,000	151,900,000	151,900,000	155,600,000	154,200,000	151,900,000	135,000,000.0	122,000,000.0	92,400,000	35,600,000
Accident Year 2015 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	115,200,000	115,200,000	115,200,000	192,200,000	201,900,000	205,500,000	207,600,000	204,900,000	195,200,000	188,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	2,090
Cumulative paid claims and allocated claim adjustment expense, Net	$ 115,200,000	115,200,000	115,200,000	115,200,000	106,800,000	88,000,000.0	64,400,000	37,500,000	17,400,000	3,300,000
Accident Year 2015 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	129,200,000	129,200,000	129,200,000	147,900,000	148,100,000	152,500,000	154,000,000.0	159,300,000	164,500,000	161,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	775
Cumulative paid claims and allocated claim adjustment expense, Net	$ 129,200,000	129,200,000	129,200,000	129,900,000	130,100,000	127,100,000	118,600,000	101,600,000	54,600,000	$ 17,200,000
Accident Year 2016 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	232,600,000	232,600,000	232,600,000	233,400,000	244,400,000	243,100,000	241,800,000	246,800,000	235,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	10,752
Cumulative paid claims and allocated claim adjustment expense, Net	$ 232,600,000	232,600,000	232,600,000	233,400,000	230,300,000	221,000,000.0	199,500,000	167,300,000	66,300,000
Accident Year 2016 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	122,900,000	122,900,000	122,900,000	241,300,000	196,900,000	185,800,000	179,400,000	184,300,000	213,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	4,850
Cumulative paid claims and allocated claim adjustment expense, Net	$ 122,900,000	122,900,000	122,900,000	122,000,000.0	107,200,000	80,600,000	39,100,000	22,300,000	4,100,000
Accident Year 2016 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	196,200,000	196,200,000	196,200,000	218,600,000	216,800,000	227,000,000.0	226,400,000	228,100,000	257,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	4,437
Cumulative paid claims and allocated claim adjustment expense, Net	$ 196,200,000	196,200,000	196,200,000	191,700,000	188,700,000	162,300,000	140,600,000	81,700,000	30,900,000
Accident Year 2016 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	133,000,000.0	133,000,000.0	133,000,000.0	184,300,000	182,800,000	199,600,000	213,500,000	209,100,000	188,100,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,244
Cumulative paid claims and allocated claim adjustment expense, Net	$ 133,000,000.0	133,000,000.0	133,000,000.0	129,200,000	124,600,000	128,700,000	100,700,000	70,600,000	14,800,000
Accident Year 2016 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	221,700,000	221,700,000	221,700,000	224,300,000	231,800,000	236,300,000	256,800,000	257,200,000	257,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,281
Cumulative paid claims and allocated claim adjustment expense, Net	$ 221,700,000	221,700,000	221,700,000	224,300,000	219,500,000	207,000,000.0	196,800,000	157,100,000	54,700,000
Accident Year 2016 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	135,200,000	135,200,000	135,200,000	246,600,000	255,800,000	248,400,000	238,300,000	238,700,000	226,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	2,268
Cumulative paid claims and allocated claim adjustment expense, Net	$ 135,200,000	135,200,000	135,200,000	135,400,000	123,800,000	94,200,000	62,400,000	32,600,000	8,700,000
Accident Year 2016 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	185,800,000	185,800,000	185,800,000	208,800,000	221,000,000.0	225,900,000	232,700,000	234,700,000	233,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	943
Cumulative paid claims and allocated claim adjustment expense, Net	$ 185,800,000	185,800,000	185,800,000	192,000,000.0	190,600,000	180,500,000	162,700,000	148,800,000	$ 57,900,000
Accident Year 2017 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	180,400,000	180,400,000	180,400,000	272,100,000	250,100,000	248,800,000	255,600,000	292,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	9,711
Cumulative paid claims and allocated claim adjustment expense, Net	$ 180,400,000	180,400,000	180,400,000	233,600,000	239,700,000	219,000,000.0	186,400,000	95,500,000
Accident Year 2017 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	60,200,000	60,200,000	60,200,000	213,300,000	192,500,000	175,100,000	171,400,000	177,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	5,536
Cumulative paid claims and allocated claim adjustment expense, Net	$ 60,200,000	60,200,000	60,200,000	88,100,000	94,800,000	51,800,000	22,500,000	3,500,000
Accident Year 2017 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	135,300,000	135,300,000	135,300,000	224,900,000	213,600,000	206,000,000.0	199,500,000	208,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	6,080
Cumulative paid claims and allocated claim adjustment expense, Net	$ 135,300,000	135,300,000	135,300,000	149,300,000	167,700,000	139,700,000	97,100,000	40,000,000.0
Accident Year 2017 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	134,400,000	134,400,000	134,400,000	206,800,000	185,200,000	184,600,000	179,700,000	203,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,758
Cumulative paid claims and allocated claim adjustment expense, Net	$ 134,400,000	134,400,000	134,400,000	133,500,000	115,800,000	82,700,000	50,900,000	27,000,000.0
Accident Year 2017 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	431,800,000	431,800,000	431,800,000	568,900,000	496,900,000	508,100,000	524,900,000	544,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,940
Cumulative paid claims and allocated claim adjustment expense, Net	$ 431,800,000	431,800,000	431,800,000	407,300,000	434,100,000	410,700,000	353,300,000	122,600,000
Accident Year 2017 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	109,600,000	109,600,000	109,600,000	257,700,000	246,300,000	246,900,000	236,400,000	238,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	2,346
Cumulative paid claims and allocated claim adjustment expense, Net	$ 109,600,000	109,600,000	109,600,000	109,500,000	96,000,000.0	58,100,000	29,900,000	8,700,000
Accident Year 2017 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	303,300,000	303,300,000	303,300,000	352,600,000	359,100,000	370,000,000.0	385,900,000	372,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,337
Cumulative paid claims and allocated claim adjustment expense, Net	$ 303,300,000	303,300,000	303,300,000	303,300,000	302,400,000	267,800,000	236,600,000	$ 93,800,000
Accident Year 2018 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	184,400,000	184,400,000	184,400,000	194,700,000	184,800,000	200,800,000	198,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	8,202
Cumulative paid claims and allocated claim adjustment expense, Net	$ 184,400,000	184,400,000	184,400,000	172,100,000	178,400,000	156,100,000	60,900,000
Accident Year 2018 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	42,600,000	42,600,000	42,600,000	162,600,000	133,300,000	123,300,000	120,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	5,500
Cumulative paid claims and allocated claim adjustment expense, Net	$ 42,600,000	42,600,000	42,600,000	57,300,000	42,100,000	27,500,000	3,100,000
Accident Year 2018 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	149,900,000	149,900,000	149,900,000	234,500,000	207,500,000	206,400,000	169,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	5,201
Cumulative paid claims and allocated claim adjustment expense, Net	$ 149,900,000	149,900,000	149,900,000	150,500,000	132,500,000	104,200,000	26,600,000
Accident Year 2018 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	109,700,000	109,700,000	109,700,000	159,700,000	150,700,000	169,300,000	153,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	4,645
Cumulative paid claims and allocated claim adjustment expense, Net	$ 109,700,000	109,700,000	109,700,000	109,800,000	97,600,000	72,300,000	18,300,000
Accident Year 2018 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	283,000,000.0	283,000,000.0	283,000,000.0	511,700,000	320,500,000	329,700,000	303,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,804
Cumulative paid claims and allocated claim adjustment expense, Net	$ 283,000,000.0	283,000,000.0	283,000,000.0	258,000,000.0	265,600,000	266,800,000	121,400,000
Accident Year 2018 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	91,700,000	91,700,000	91,700,000	251,200,000	260,600,000	252,600,000	223,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	2,262
Cumulative paid claims and allocated claim adjustment expense, Net	$ 91,700,000	91,700,000	91,700,000	91,800,000	72,600,000	33,000,000.0	7,000,000.0
Accident Year 2018 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	322,300,000	322,300,000	322,300,000	412,000,000.0	387,400,000	388,900,000	389,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,428
Cumulative paid claims and allocated claim adjustment expense, Net	$ 322,300,000	322,300,000	322,300,000	322,100,000	310,600,000	277,900,000	$ 26,500,000
Accident Year 2019 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	189,000,000.0	189,000,000.0	189,000,000.0	102,200,000	128,300,000	124,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	6,863
Cumulative paid claims and allocated claim adjustment expense, Net	$ 189,000,000.0	189,000,000.0	189,000,000.0	97,700,000	89,900,000	48,500,000
Accident Year 2019 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	48,100,000	48,100,000	48,100,000	152,000,000.0	145,200,000	122,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	5,217
Cumulative paid claims and allocated claim adjustment expense, Net	$ 48,100,000	48,100,000	48,100,000	63,700,000	17,200,000	6,200,000
Accident Year 2019 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	107,000,000.0	107,000,000.0	107,000,000.0	122,700,000	152,200,000	144,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	3,699
Cumulative paid claims and allocated claim adjustment expense, Net	$ 107,000,000.0	107,000,000.0	107,000,000.0	89,300,000	72,100,000	33,300,000
Accident Year 2019 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	130,800,000	130,800,000	130,800,000	236,300,000	258,100,000	245,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	23,819
Cumulative paid claims and allocated claim adjustment expense, Net	$ 130,800,000	130,800,000	130,800,000	120,400,000	86,200,000	26,800,000
Accident Year 2019 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	157,500,000	157,500,000	157,500,000	316,300,000	225,000,000.0	209,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,399
Cumulative paid claims and allocated claim adjustment expense, Net	$ 157,500,000	157,500,000	157,500,000	158,800,000	134,100,000	28,000,000.0
Accident Year 2019 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	52,200,000	52,200,000	52,200,000	241,500,000	250,800,000	230,100,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,939
Cumulative paid claims and allocated claim adjustment expense, Net	$ 52,200,000	52,200,000	52,200,000	52,000,000.0	36,000,000.0	9,100,000
Accident Year 2019 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	398,600,000	398,600,000	398,600,000	396,900,000	491,700,000	468,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 0
Number of Reported Claims | Integer	1,557
Cumulative paid claims and allocated claim adjustment expense, Net	$ 398,600,000	398,600,000	398,600,000	396,900,000	379,000,000.0	$ 272,200,000
Accident Year 2020 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	213,000,000.0	212,500,000	207,000,000.0	197,500,000	202,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 23,000,000.0
Number of Reported Claims | Integer	7,648
Cumulative paid claims and allocated claim adjustment expense, Net	$ 178,200,000	169,000,000.0	151,200,000	123,700,000	60,700,000
Accident Year 2020 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	151,800,000	145,500,000	139,400,000	140,400,000	131,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 38,100,000
Number of Reported Claims | Integer	3,888
Cumulative paid claims and allocated claim adjustment expense, Net	$ 91,500,000	61,100,000	36,000,000.0	9,300,000	0
Accident Year 2020 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	150,900,000	126,100,000	125,000,000.0	110,700,000	109,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 33,500,000
Number of Reported Claims | Integer	3,866
Cumulative paid claims and allocated claim adjustment expense, Net	$ 109,200,000	100,900,000	88,500,000	66,400,000	28,500,000
Accident Year 2020 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	352,200,000	349,800,000	336,200,000	345,500,000	345,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 73,700,000
Number of Reported Claims | Integer	106,042
Cumulative paid claims and allocated claim adjustment expense, Net	$ 240,000,000.0	225,000,000.0	173,700,000	120,800,000	47,300,000
Accident Year 2020 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	365,200,000	352,900,000	340,700,000	394,200,000	312,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 5,200,000
Number of Reported Claims | Integer	1,436
Cumulative paid claims and allocated claim adjustment expense, Net	$ 306,000,000.0	306,000,000.0	232,700,000	162,200,000	41,100,000
Accident Year 2020 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	187,200,000	178,200,000	195,800,000	231,200,000	250,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 42,400,000
Number of Reported Claims | Integer	1,563
Cumulative paid claims and allocated claim adjustment expense, Net	$ 100,900,000	70,700,000	43,500,000	27,300,000	8,900,000
Accident Year 2020 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	369,500,000	377,100,000	372,900,000	598,700,000	411,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 15,100,000
Number of Reported Claims | Integer	1,519
Cumulative paid claims and allocated claim adjustment expense, Net	$ 333,000,000.0	310,100,000	289,600,000	269,200,000	$ 212,500,000
Accident Year 2021 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	191,100,000	194,600,000	201,000,000.0	206,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 9,200,000
Number of Reported Claims | Integer	6,770
Cumulative paid claims and allocated claim adjustment expense, Net	$ 162,900,000	150,600,000	119,200,000	58,400,000
Accident Year 2021 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	194,600,000	196,100,000	186,900,000	171,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 81,700,000
Number of Reported Claims | Integer	3,679
Cumulative paid claims and allocated claim adjustment expense, Net	$ 91,300,000	53,500,000	23,300,000	3,100,000
Accident Year 2021 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	96,500,000	94,700,000	95,100,000	92,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 11,900,000
Number of Reported Claims | Integer	4,787
Cumulative paid claims and allocated claim adjustment expense, Net	$ 70,400,000	64,400,000	52,200,000	23,500,000
Accident Year 2021 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	294,800,000	293,500,000	301,600,000	283,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 86,200,000
Number of Reported Claims | Integer	34,963
Cumulative paid claims and allocated claim adjustment expense, Net	$ 161,900,000	131,100,000	90,000,000.0	43,100,000
Accident Year 2021 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	472,500,000	479,800,000	461,200,000	637,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 4,900,000
Number of Reported Claims | Integer	1,518
Cumulative paid claims and allocated claim adjustment expense, Net	$ 414,800,000	351,500,000	229,200,000	74,600,000
Accident Year 2021 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	199,400,000	203,600,000	213,800,000	203,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 63,200,000
Number of Reported Claims | Integer	1,594
Cumulative paid claims and allocated claim adjustment expense, Net	$ 96,400,000	63,300,000	36,800,000	7,700,000
Accident Year 2021 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	136,400,000	140,000,000.0	150,300,000	155,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 24,300,000
Number of Reported Claims | Integer	1,385
Cumulative paid claims and allocated claim adjustment expense, Net	$ 87,900,000	75,200,000	52,800,000	$ 28,000,000.0
Accident Year 2022 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	170,900,000	173,200,000	166,000,000.0
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 13,500,000
Number of Reported Claims | Integer	5,801
Cumulative paid claims and allocated claim adjustment expense, Net	$ 143,400,000	113,200,000	41,000,000.0
Accident Year 2022 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	208,700,000	212,900,000	202,400,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 119,400,000
Number of Reported Claims | Integer	3,594
Cumulative paid claims and allocated claim adjustment expense, Net	$ 46,400,000	26,600,000	8,900,000
Accident Year 2022 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	112,700,000	105,300,000	107,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 25,700,000
Number of Reported Claims | Integer	5,410
Cumulative paid claims and allocated claim adjustment expense, Net	$ 73,500,000	57,500,000	24,900,000
Accident Year 2022 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	268,600,000	299,800,000	314,100,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 121,300,000
Number of Reported Claims | Integer	3,356
Cumulative paid claims and allocated claim adjustment expense, Net	$ 113,400,000	75,100,000	17,700,000
Accident Year 2022 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	372,100,000	378,900,000	380,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 43,600,000
Number of Reported Claims | Integer	1,475
Cumulative paid claims and allocated claim adjustment expense, Net	$ 261,300,000	193,600,000	63,300,000
Accident Year 2022 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	246,000,000.0	247,800,000	246,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 138,500,000
Number of Reported Claims | Integer	1,650
Cumulative paid claims and allocated claim adjustment expense, Net	$ 59,600,000	30,700,000	9,100,000
Accident Year 2022 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	196,200,000	191,600,000	192,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 98,900,000
Number of Reported Claims | Integer	1,458
Cumulative paid claims and allocated claim adjustment expense, Net	$ 74,300,000	52,600,000	$ 25,300,000
Accident Year 2023 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	130,100,000	150,800,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 44,300,000
Number of Reported Claims	4,056
Cumulative paid claims and allocated claim adjustment expense, Net	$ 65,200,000	29,800,000
Accident Year 2023 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	233,800,000	223,100,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 156,000,000.0
Number of Reported Claims	3,105
Cumulative paid claims and allocated claim adjustment expense, Net	$ 3,300,000	5,500,000
Accident Year 2023 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	110,300,000	116,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 20,800,000
Number of Reported Claims	3,997
Cumulative paid claims and allocated claim adjustment expense, Net	$ 73,200,000	27,800,000
Accident Year 2023 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	347,600,000	338,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 169,100,000
Number of Reported Claims	3,385
Cumulative paid claims and allocated claim adjustment expense, Net	$ 100,600,000	21,300,000
Accident Year 2023 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	215,000,000.0	223,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 40,400,000
Number of Reported Claims | Integer	1,104
Cumulative paid claims and allocated claim adjustment expense, Net	$ 103,800,000	43,900,000
Accident Year 2023 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	267,700,000	268,300,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 187,600,000
Number of Reported Claims | Integer	1,565
Cumulative paid claims and allocated claim adjustment expense, Net	$ 35,000,000.0	8,200,000
Accident Year 2023 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	144,300,000	140,700,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 73,000,000.0
Number of Reported Claims | Integer	1,188
Cumulative paid claims and allocated claim adjustment expense, Net	$ 48,100,000	$ 22,300,000
Accident Year 2024 | Property Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	132,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 84,200,000
Number of Reported Claims	1,879
Cumulative paid claims and allocated claim adjustment expense, Net	$ 19,100,000
Accident Year 2024 | Casualty Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	235,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 203,200,000
Number of Reported Claims	1,782
Cumulative paid claims and allocated claim adjustment expense, Net	$ 36,000,000.0
Accident Year 2024 | Marine, Aviation and Energy Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	109,600,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 62,300,000
Number of Reported Claims	2,358
Cumulative paid claims and allocated claim adjustment expense, Net	$ 32,400,000
Accident Year 2024 | Financial and Professional Insurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	423,200,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 292,300,000
Number of Reported Claims	3,756
Cumulative paid claims and allocated claim adjustment expense, Net	$ 89,200,000
Accident Year 2024 | Property Catastrophe and Other Property Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	254,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 135,500,000
Number of Reported Claims | Integer	737
Cumulative paid claims and allocated claim adjustment expense, Net	$ 32,800,000
Accident Year 2024 | Casualty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	286,900,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 260,000,000.0
Number of Reported Claims | Integer	848
Cumulative paid claims and allocated claim adjustment expense, Net	$ 9,400,000
Accident Year 2024 | Specialty Reinsurance
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expense, Net	153,500,000
Incurred but Not Reported (IBNR) Claims Liability, Net	$ 125,600,000
Number of Reported Claims | Integer	803
Cumulative paid claims and allocated claim adjustment expense, Net	$ 14,000,000.0